Share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Share capital, begin	$ 103,305
Share capital, end	$ 115,041	$ 103,305
Common Shares
Statement [Line Items]
Number of Common shares, begin	29,437,372	29,188,182
Share capital, begin	$ 103,305	$ 102,498
Number of Common shares, End	33,832,784	29,437,372
Share capital, end	$ 115,041	$ 103,305
Issuance of shares one, share		61,224
Issuance of shares one, amount		$ 234
Issuance of shares two, share		98,765
Issuance of shares two, amount		$ 320
Issuance of shares three, share		46,155
Issuance of shares three, amount		$ 115
Issuance of shares four, share		16,949
Issuance of shares four, amount		$ 40
Issuance of shares five, share		11,764
Issuance of shares five, amount		$ 39
Issuance of shares six, share	3,508,680
Issuance of shares six, amount	$ 7,167
Issuance of shares seven, share	14,414
Issuance of shares seven, amount	$ 59
Issuance of shares eight, share	8,376
Issuance of shares eight, amount	$ 30
Issuance of shares nine, share	10,443
Issuance of shares nine, amount	$ 30
Exercise of options one, share	6,800	13,000
Exercise of options one, amount	$ 8	$ 29
Exercise of options, amount		$ 25
Exercise of options two, share	5,200	1,333
Exercise of options two, amount	$ 13	$ 3
Exercise of options three, share	841,499
Exercise of options three, amount	$ 3,004
Transfer from contributed surplus one	5	$ 2
Transfer from contributed surplus two	11
Transfer from derivative liability	$ 1,409